ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Sep. 30, 2023
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of accounts payable, accrued liabilities and other payables
	September 30, 2023	September 30, 2022
Accounts Payable	$1,110	$22,181
Accrued Liabilities and Other Payables	170,740	150,302
TOTAL	$171,850	$172,483